GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	$ 8,171,232	$ 9,943,702
Net Cash Provided by (Used in) Operating Activities	$ 6,795,445	$ 3,379,319